Sale of Common Stock and Warrants (Details) - Warrant [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2015	Feb. 25, 2015	Mar. 31, 2014
Class of Warrant or Right [Line Items]
Warrants issued (in shares)	185,777
Warrants fair value	$ 1,645
Interest rate on warrant issued (in hundredths)	1.62%
Term of warrants	4 years
Warrant expense	$ 0
Warrants outstanding (in shares)	92,888	4,469,471		0
Ownership interest (in hundredths)	25.00%
Weighted average exercise price of warrants (in dollars per share)		$ 1.20	$ 1.18	$ 30